Summary of Significant Accounting Policies (Details Narrative) - HubPages, Inc. [Member] - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
Allowance for doubtful accounts		$ 4,000	$ 4,000	$ 72,569
Payment for capitalized software costs	182,398	227,313	509,518	381,164
Amortization expense for capitalized software	197,625	189,796	403,336	335,437
Advertising and promotion expense	13,817	19,201	35,184	10,156
Nonfinancial assets or liabilities measured at fair value
Assets measured at fair value
Liabilities measured at fair value
401(k) Plan [Member]
Employee contribution maximum percentage	100.00%		100.00%
Employer's matching contribution percentage	4.00%
Employer's matching contribution amount	$ 43,309	$ 35,780	$ 72,175	$ 53,279
Internal-Use Software Costs [Member]
Estimated useful life of assets	3 years	3 years
Payment for capitalized software costs	$ 182,398	$ 227,313
Amortization expense for capitalized software	197,625	189,796
Impairment of capitalized costs
Accounts Receivable [Member]
Allowance for doubtful accounts	$ 0		$ 0
Customer Concentration Risk [Member] | Accounts Receivable [Member] | Four Customers [Member]
Concentration risk percentage	85.00%		83.00%
Customer Concentration Risk [Member] | Accounts Receivable [Member] | Two Customers [Member]
Concentration risk percentage				92.00%
Customer Concentration Risk [Member] | Revenue [Member] | Four Customers [Member]
Concentration risk percentage	87.00%
Customer Concentration Risk [Member] | Revenue [Member] | Two Customers [Member]
Concentration risk percentage		97.00%